BUSINESS COMBINATIONS - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022
BUSINESS COMBINATIONS
Property and equipment		$ 4	$ 12	$ 12
Acquisition of subsidiaries, net of cash acquired		4,367	$ 4,183	$ 4,183
9T Technologies LLC
BUSINESS COMBINATIONS
Acquisition related costs		42
9T Technologies LLC | Fair Value at Closing
BUSINESS COMBINATIONS
Cash		127
Current assets		52
Property and equipment		4
Customer relations		850
Technology		1,763
Goodwill		5,723
Current liabilities		(29)
Acquisition of subsidiaries, net of cash acquired		$ 8,490
Clearit Customs Services, Inc
BUSINESS COMBINATIONS
Acquisition related costs	$ 135
Clearit Customs Services, Inc | Fair Value at Closing
BUSINESS COMBINATIONS
Cash	817
Current assets	559
Property and equipment	12
Customer relations	1,972
Technology	3,762
Goodwill	7,607
Current liabilities	(1,551)
Acquisition of subsidiaries, net of cash acquired	$ 13,178